Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	CLOUD PEAK ENERGY INC.
Entity Central Index Key	0001441849
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false